CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flow from operating activities
Net income (loss)	$ (2,246)	(14,134)	45,998	65,095
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	1,262	7,944	9,006	13,722
(Reversal) provision for doubtful accounts or other receivables	1,366	8,600		(54)
Write-down of inventories	20	127	14	51
Depreciation of property, plant and equipment	2,006	12,623	12,159	10,662
Loss (gain) on disposal of property, plant and equipment	(3)	(17)	13	(23)
Amortization of land use rights	108	679	567	457
Amortization of intangible assets	377	2,375	782	540
Accretion of interest for long-term payable (Note 4)	118	742	742	742
Deferred tax (benefit) expense	(427)	(2,689)	287	(1,371)
Foreign currency exchange (gains) loss	817	5,142	6,242	(176)
Changes in operating assets and liabilities:
Accounts and bills receivables	7,797	49,068	(81,026)	(58,565)
Inventories	130	816	(2,038)	(4,206)
Prepayments	(343)	(2,158)	(11,564)	250
Other receivables	(543)	(3,414)	1,745	(3,388)
Prepaid income tax	(487)	(3,062)	1,280	(2,528)
Income tax payable	486	3,059	(8,632)	4,658
Unrecognized tax benefits	293	1,847		809
Accounts and bills payables	(42)	(263)	(160)	(23,111)
Accrued expenses and other payables	2,100	13,205	1,054	5,671
Deferred government grants	248	1,564	2,363	(126)
Net cash generated from (used in) operating activities	13,037	82,054	(21,168)	9,109
Cash flow from investing activities
Payment of other investments			(29,868)	(5,414)
Proceeds from sales of short-term investments	4,782	30,097	2,000
Purchase of property, plant and equipment	(9,068)	(57,076)	(32,745)	(26,853)
Prepayment for intangible assets	(477)	(3,000)
Prepayment for exclusive distribution right			(10,000)	(6,000)
Purchase of land use right			(10,155)
Proceeds from disposal of property, plant and equipment	404	2,544	1,212	1,203
Repayment from related parties				3,823
Net cash used in investing activities	(4,359)	(27,435)	(79,556)	(33,241)
Cash flow from financing activities
(Pledge) release of restricted cash			34,200	(14,200)
Restricted cash for share repurchase	(860)	(5,410)
Repayment of short-term bank loans	(6,355)	(40,000)	(166,795)	(75,229)
Proceeds from short-term bank loans			88,480	128,417
Repayment of loan to a related party				(5,809)
Proceeds from exercise of share options	29	182	259	3,023
Repurchase of ordinary shares	(2,695)	(16,963)
Proceeds from issuance of common stocks upon initial public offering, net of payment for offering cost			(8,311)	257,351
Net cash generated from (used in) financing activities	(9,881)	(62,191)	(52,167)	293,553
Effect of foreign exchange rate changes on cash	(773)	(4,865)	(6,545)
Net increase (decrease) in cash and cash equivalents	(1,976)	(12,437)	(159,436)	269,421
Cash and cash equivalents at the beginning of year	30,477	191,822	351,258	81,837
Cash and cash equivalents at the end of year	28,501	179,385	191,822	351,258
Supplemental disclosures of cash flow information:
Interest expense paid	(458)	(2,880)	(6,987)	(4,563)
Income tax paid	(2,135)	(13,436)	(17,671)	(15,292)
Supplemental disclosures of non-cash activities:
Acquisition of property, plant and equipment included in accrued expenses and other payables	517	3,255	443	343
Accretion of Series A convertible redeemable preference shares				13,886
Accretion of interest for long-term payable	118	742	742	742
Initial public offering costs included in accrued expenses and other payables				8,311